Flexible Debt ETF Expense Example - Flexible Debt ETF - ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	$ 756